Document and Entity Information	May 07, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 07, 2026
Entity Registrant Name	KELLY SERVICES INC
Entity Incorporation State Country Code	DE
Entity File Number	000-01088
Entity Tax Identification Number	38-1510762
Entity Address Address Line 1	999 WEST BIG BEAVER ROAD
Entity Address City Or Town	TROY
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48084
City Area Code	248
Local Phone Number	362-4444
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--01-03
Amendment Flag	false
Entity Central Index Key	0000055135
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $1.00 par value per share
Trading Symbol	KELYA
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B Common Stock, $1.00 par value per share
Trading Symbol	KELYB
Security Exchange Name	NASDAQ